Focused Multi-Asset Strategy Portfolio | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio (the “Portfolio”)

Supplement dated April 4, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the performance information with respect to the Portfolio included in the table on page 22 of the Portfolio’s Prospectus within the “Portfolio Highlights” section under the heading “Performance Information,” is hereby deleted and replaced with the following:

Average Annual Total Returns (as of the periods ended December 31, 2012)
Average Annual Returns Focused Multi-Asset Strategy Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Class I Shares Since Inception	Average Annual Returns, Class I Shares Inception Date
Class B		(2.83%)	(3.16%)	4.60%
Class C		0.19%	(2.78%)	4.48%
Class I		1.80%			(0.22%)	Aug. 15, 2011
Class A		(3.99%)	(3.30%)	4.52%
After Taxes on Distributions Class A		(4.23%)	(3.83%)	3.61%
After Taxes on Distributions and Sale of Portfolio Shares Class A	[1]	(2.45%)	(3.05%)	3.68%
Russell 3000® Index		16.42%	2.04%	7.68%	17.25%	Aug. 15, 2011
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.